ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Government subsidies (a)	$24,170,765	$14,247,967
Accrued employee compensation	15,091,608	13,612,069
Accrued royalty (b)	6,562,351	8,687,456
Accrued contingent loss relating to litigations (Note 22)	888,762	5,467,425
Accrued research and development expenses (c)	7,149,883	4,961,094
Employee individual income tax payable withheld	2,264,751	2,525,437
Accrued warranty (d)	1,199,348	993,178
Customer deposits	1,244,111	945,684
Accrued professional service fee	1,566,687	641,525
Dividend payable (e)	4,725,846	-
Other accrued expenses and current liabilities	1,790,078	1,407,664
	$66,654,190	$53,489,499

(a)	Government subsidies

The Company received subsidies from the Chinese government to fund certain research and development activities and acquisition of equipment, which amounted to $11.4 million, $20.0 million and $24.2 million (including $0.7 million from acquisition of Chengdu Chuanyue) in 2010, 2011 and 2012, respectively.

Amounts of $5,000,912, $2,872,830 and $23,405,006 of the government subsidies received have been applied to research and development activities and recorded as a reduction of research and development expenses incurred for the years ended December 31, 2010, 2011 and 2012, respectively. Refer to Note 12 for government subsidies received that have been applied to off-setting interest expenses in 2010.

Amounts of $326,628, $159,043 and $10,774,389 of the government subsidies received have been used for the acquisition of specific equipment and recorded as a reduction of the cost of that equipment for the years ended December 31, 2010, 2011 and 2012, respectively.

Included in the accrued expenses and other current liabilities of the consolidated balance sheets as of December 31, 2011 and 2012 were government subsidies relating to research and development activities of $24,170,765 and $14,247,967, respectively, as the conditions for those specific research and development projects to earn the subsidies have not been met. The government grants received will be recognized as a reduction to research and development expense or as a reduction to the carrying value of the related depreciable assets, when the Company meets all milestones and conditions indicated in the grant agreement.

(b)	Royalty

The Company has entered into certain license and technology agreements with third parties, which require the Company to pay royalty for sale of products using the relevant technology license or to pay the minimum royalty according to the term of the agreements. The Company recorded royalty expense of $14,439,235, $23,929,672 and $34,147,918 for the years ended December 31, 2010, 2011 and 2012, respectively. Royalty expense is included as part of cost of revenue upon the corresponding revenue being recognized.

(c)	Accrued research and development expenses

In 2011 and 2012, to expedite its R&D process, the Company entered into certain R&D agreements with other third parties to outsource some of its R&D activities. As of December 31, 2011 and 2012, accrued expenses related to these R&D agreements amounted to $7.1 million and $5.0 million, respectively.

In 2010, 2011 and 2012, $7 million, $25 million and $34 million, respectively, was recognized as expenses relating to outsourced R&D activities.

(d)	Warranty

The change in accrued warranty was summarized as follows:

	December 31,
	2010	2011	2012
Beginning balance	$136,239	$427,581	$1,199,348
Warranty provision	1,206,018	2,055,371	1,782,204
Warranty cost incurred	(914,676)	(1,283,604)	(1,988,374)
Ending balance	$427,581	$1,199,348	$993,178

The Company offers a one-year warranty on all of its products and accrues the estimated cost of product warranty at the time when revenue is recognized.

(e)	Dividend payable

In the second, third and fourth quarters of 2011, the Company announced quarterly dividends of $0.05, $0.05 and $0.10 per ADS, respectively, to shareholders. As of December 31, 2011, the Company had paid out the second and third quarter dividend and the fourth quarter dividend in the aggregate amount of $4.7 million was recorded as a liability.

In all the four quarters of 2012, the Company announced quarterly dividends of $0.10 per ADS, respectively, to shareholders. As of December 31, 2012, the Company had paid out all the quarterly dividends.

(f)	Subsidies received from a telecommunication operator for TD-SCDMA product development

Spreadtrum Shanghai entered into two multi-party contracts with a telecom operator (the "operator") in the second quarter of 2009 to participate in the operator's sponsored subsidized program for the promotion of TD-SCDMA products. According to the contracts, the operator would contribute certain research and development funds to Spreadtrum Shanghai to subsidize its research and development of TD-SCDMA products if Spreadtrum Shanghai were to achieve certain milestones and targets. If Spreadtrum Shanghai were to fail to achieve such milestones and targets, Spreadtrum Shanghai would be required to return all research and development funds received and, in addition, subject to penalties equal to a portion of the funds received.

As of December 31, 2009, Spreadtrum Shanghai has received from the operator RMB39.2 million funds (approximately $5.7 million) in the aggregate, representing RMB19.6 million (approximately $2.9 million) for each of the two contracts, which funds were included in accrued expenses and other liabilities. Spreadtrum Shanghai did not receive any such funds in 2010. As of December 31, 2010, Spreadtrum Shanghai had substantially fulfilled major milestones and passed critical performance tests which were required under one of the contracts, in connection with the aforementioned receipts. Accordingly, Spreadtrum Shanghai recognized subsidies of RMB19.6 million (approximately $2.9 million) as a reduction of research and development expenses.

In 2011, Spreadtrum Shanghai received from the operator an additional amount of RMB49.0 million (approximately $7.4 million). As of December 31, 2011, Spreadtrum Shanghai had substantially fulfilled all major milestones and passed critical performance tests which were required under the contracts, in connection with the aforementioned receipts. Accordingly, Spreadtrum Shanghai recognized subsidies of RMB68.6 million (approximately $10.3 million), including RMB19.6 million (approximately $2.9 million) carried forward from 2010 and RMB49.0 million (approximately $7.4 million) received in 2011, as a reduction of research and development expenses in 2011.

In 2012, Spreadtrum Shanghai received from the operator the final amount of RMB9.8 million (approximately $1.5 million). Spreadtrum Shanghai had substantially fulfilled all major milestones and passed critical performance tests required under the contracts. Accordingly, Spreadtrum Shanghai recognized this amount as a reduction of research and development expenses in 2012.